Borrowings - Summary of Long-term Borrowings (Detail) € in Millions, ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Borrowings	₩ 10,218,165			₩ 10,006,685
Total	7,159,601			8,179,643
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,356,251			1,083,705
Less: Current portion	(699,800)			(167,943)
Total	₩ 656,451			915,762
Long-term borrowings [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+0.750
Borrowings	₩ 32,000
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%	1.00%
Borrowings	₩ 1,480			1,974
Long-term borrowings [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 8,910			$ 8,910
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	Term SOFR(3M)+1.100
Borrowings	₩ 11,489			11,292
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				48,158	38,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 40,655	$ 31,472		39,855	31,472
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.90%	1.90%	1.90%
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.20%	3.20%	3.20%
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 3 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.49%	4.49%	4.49%
Borrowings	₩ 62,398			62,398
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 4 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	Term SOFR(3M)+1.300
Borrowings	₩ 27,241	$ 21,127		26,774	$ 21,127
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 5 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	Term SOFR(3M)+1.940
Borrowings	₩ 45,129	$ 35,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 6 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.800
Borrowings	₩ 16,900
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 7 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	EURIBOR(3M)+0.900
Borrowings	₩ 10,985		€ 7,700	10,404		€ 7,700
Long-term borrowings [member] | CA-CIB [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 200,000			200,000
Long-term borrowings [member] | CA-CIB [member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.38%	3.38%	3.38%
Long-term borrowings [member] | CA-CIB [member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.15%	4.15%	4.15%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 137,000			38,000
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.00%	3.00%	3.00%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.87%	4.87%	4.87%
Long-term borrowings [member] | Woori Bank [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 41,526			15,000
Long-term borrowings [member] | Woori Bank [Member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.32%	3.32%	3.32%
Long-term borrowings [member] | Woori Bank [Member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.80%	5.80%	5.80%
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				40,682
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 84,586			66,390
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D) +3.450
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 46,992			36,883
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.86%	1.86%	1.86%
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.16%	4.16%	4.16%
Long-term borrowings [member] | JPM [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 200,000			100,000
Long-term borrowings [member] | JPM [Member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.70%	2.70%	2.70%
Long-term borrowings [member] | JPM [Member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.48%	4.48%	4.48%
Long-term borrowings [member] | DBS [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.079%	4.079%	4.079%
Borrowings	₩ 100,000			100,000
Long-term borrowings [member] | Hi Investment Securities [Member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.302%	2.302%	2.302%
Borrowings	₩ 92,994			90,724
Long-term borrowings [member] | NH Jayang [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Borrowings	₩ 53,033			59,066
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 56,390			44,260
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D) +3.450
Long-term borrowings [member] | Bookook investment [member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 19,525			18,806
Long-term borrowings [member] | Bookook investment [member] | CP [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.49%	3.49%	3.49%
Long-term borrowings [member] | Bookook investment [member] | CP [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.603%	3.603%	3.603%
Long-term borrowings [member] | Korea Investment [member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.622%	3.622%	3.622%
Borrowings	₩ 75,928			₩ 73,039